Supplemental Information (Postretirement Benefit Plans - Changes in Level 3 Investments) (Details) - GE pension plan - Level 3 investments - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in Level 3 Investments for the GE Pension Plan Roll Forward [Abstract]
Beginning balance	$ 10,600	$ 11,245
Net realized gains (losses)	573	666
Net unrealized gains (losses)	386	377
Purchases, issuances, and settlements	(1,260)	(1,962)
Transfers in and/or out of Level 3	54	274
Ending balance	10,353	10,600
Private equities
Change in Level 3 Investments for the GE Pension Plan Roll Forward [Abstract]
Beginning balance	5,217	6,269
Net realized gains (losses)	432	592
Net unrealized gains (losses)	189	(54)
Purchases, issuances, and settlements	(968)	(1,565)
Transfers in and/or out of Level 3	0	(25)
Ending balance	4,870	5,217
Real estate
Change in Level 3 Investments for the GE Pension Plan Roll Forward [Abstract]
Beginning balance	3,129	3,354
Net realized gains (losses)	122	36
Net unrealized gains (losses)	246	334
Purchases, issuances, and settlements	(360)	(595)
Transfers in and/or out of Level 3	49	0
Ending balance	3,186	3,129
Other investments
Change in Level 3 Investments for the GE Pension Plan Roll Forward [Abstract]
Beginning balance	2,248	1,622
Net realized gains (losses)	22	47
Net unrealized gains (losses)	(52)	86
Purchases, issuances, and settlements	71	194
Transfers in and/or out of Level 3	6	299
Ending balance	2,295	2,248
Debt securities
Change in Level 3 Investments for the GE Pension Plan Roll Forward [Abstract]
Beginning balance	6	0
Net realized gains (losses)	(3)	(9)
Net unrealized gains (losses)	3	11
Purchases, issuances, and settlements	(3)	4
Transfers in and/or out of Level 3	(1)	0
Ending balance	$ 2	$ 6